ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
May 31, 2026 (Unaudited)

MUNICIPAL BONDS - 95.0%	Par	Value
Alabama - 2.5%
Alabama Economic Settlement Authority, 4.00%, 09/15/2033	$ 90,000	$ 89,792
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	50,000	50,152
Alabama Public School and College Authority, 5.00%, 11/01/2027	35,000	36,130
Black Belt Energy Gas District
5.50%, 06/01/2049 (a)	20,000	20,936
4.00%, 10/01/2049 (a)	215,000	215,839
4.00%, 06/01/2051 (a)	145,000	147,074
4.00%, 07/01/2052 (a)	20,000	20,134
4.00%, 10/01/2052 (a)	80,000	80,018
4.00%, 12/01/2052 (a)	510,000	513,248
5.50%, 11/01/2053 (a)	30,000	31,274
5.25%, 01/01/2054 (a)	40,000	42,359
5.50%, 10/01/2054 (a)	75,000	80,842
5.00%, 03/01/2055 (a)	430,000	457,591
5.25%, 05/01/2055 (a)	20,000	20,744
5.00%, 10/01/2055 (a)	300,000	315,970
5.00%, 12/01/2055 (a)	415,000	441,184
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2030	85,000	91,649
5.00%, 10/01/2031	175,000	191,089
Energy Southeast A Cooperative District, 5.25%, 07/01/2054 (a)	75,000	79,850
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (a)	710,000	752,358
Southeast Energy Authority A Cooperative District
5.25%, 11/01/2032	380,000	407,366
5.00%, 09/01/2035	80,000	86,712
4.00%, 12/01/2051 (a)	170,000	171,588
5.50%, 01/01/2053 (a)	230,000	243,983
5.00%, 05/01/2053 (a)	180,000	185,515
5.00%, 10/01/2055 (a)	225,000	238,716
5.25%, 11/01/2055 (a)	655,000	713,486
Tuscaloosa City Board of Education, 5.00%, 08/01/2041	15,000	15,017
		5,740,616

Alaska - 0.0% (b)
State of Alaska, 5.00%, 08/01/2029	10,000	10,710

Arizona - 1.4%
Chandler Industrial Development Authority, 3.80%, 12/01/2035 (a)	135,000	136,090
City of Glendale AZ Excise Tax Revenue, 5.00%, 07/01/2026	15,000	14,991
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2030	1,500,000	1,634,943
4.00%, 07/01/2034	75,000	76,815
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/15/2031	20,000	22,130
Industrial Development Authority of the County of Pima, 5.00%, 04/01/2031	270,000	288,003
Maricopa County Industrial Development Authority
5.00%, 01/01/2033	190,000	192,045
5.00%, 12/01/2034	180,000	201,480
Maricopa County Pollution Control Corp., 2.40%, 06/01/2035	55,000	48,386
Maricopa County Special Health Care District, 5.00%, 07/01/2030	65,000	70,498
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2027	20,000	20,467
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2030	45,000	46,596

5.00%, 01/01/2031	20,000	20,693
5.00%, 01/01/2032	195,000	217,850
Salt Verde Financial Corp., 5.00%, 12/01/2032	90,000	95,094
State of Arizona, 5.00%, 10/01/2028	30,000	31,624
		3,117,705

Arkansas - 0.1%
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	125,000	124,744

California - 11.3%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2034 (c)	20,000	14,978
Alameda County Joint Powers Authority, 5.00%, 12/01/2032	20,000	23,006
Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/2033	20,000	21,655
Anaheim Public Financing Authority
0.00%, 09/01/2027 (c)	20,000	19,318
0.00%, 09/01/2028 (c)	85,000	79,892
0.00%, 09/01/2031 (c)	210,000	179,872
0.00%, 09/01/2032 (c)	230,000	190,458
0.00%, 09/01/2033 (c)	70,000	55,927
Bay Area Toll Authority
4.00%, 04/01/2029	35,000	35,358
4.00%, 04/01/2032	265,000	266,816
5.00%, 04/01/2034	20,000	23,199
5.00%, 04/01/2035	60,000	69,235
Bay Area Water Supply & Conservation Agency, 5.00%, 10/01/2027	15,000	15,487
Beverly Hills Unified School District CA, 0.00%, 08/01/2033 (c)	130,000	104,940
California Community Choice Financing Authority
5.00%, 12/01/2035	120,000	131,350
4.00%, 02/01/2052 (a)	135,000	136,706
4.00%, 10/01/2052 (a)	85,000	85,756
5.00%, 07/01/2053 (a)	40,000	41,699
5.00%, 12/01/2053 (a)	255,000	265,660
5.00%, 02/01/2054 (a)	235,000	247,575
5.25%, 11/01/2054 (a)	390,000	411,217
5.00%, 02/01/2055 (a)	155,000	167,499
5.00%, 02/01/2055 (a)	70,000	74,371
5.00%, 10/01/2055 (a)	470,000	477,851
5.00%, 01/01/2056 (a)	1,050,000	1,138,309
5.00%, 03/01/2056 (a)	605,000	650,857
5.00%, 04/01/2056 (a)	120,000	129,356
California Educational Facilities Authority, 5.00%, 03/01/2055 (a)	550,000	649,234
California Health Facilities Financing Authority
5.00%, 12/01/2028	65,000	67,933
5.00%, 12/01/2031	110,000	119,288
5.00%, 08/15/2032	20,000	20,038
4.00%, 03/01/2033	310,000	309,262
5.00%, 11/15/2033	20,000	23,219
5.00%, 12/01/2034	95,000	104,791
California Housing Finance Agency, 3.75%, 03/25/2035	326,610	329,640
California Infrastructure & Economic Development Bank
5.00%, 10/01/2026	65,000	65,407
5.00%, 10/01/2026	20,000	20,125
5.00%, 01/01/2028	15,000	15,487
5.00%, 06/01/2028	75,000	78,905
5.00%, 10/01/2028	45,000	47,710
5.00%, 10/01/2028	220,000	224,449
5.00%, 11/01/2030	95,000	105,323
5.00%, 10/01/2031	20,000	22,612
5.00%, 04/01/2033	80,000	92,358

4.00%, 10/01/2045	35,000	35,092
3.00%, 10/01/2047 (a)	200,000	199,480
California State Public Works Board
5.00%, 10/01/2029	20,000	20,581
5.00%, 12/01/2029	105,000	113,413
5.00%, 02/01/2030	25,000	27,073
5.00%, 09/01/2033	135,000	154,033
5.00%, 09/01/2034	110,000	124,891
California State University
5.00%, 11/01/2027	20,000	20,348
5.00%, 11/01/2031	155,000	154,917
3.00%, 11/01/2033	385,000	379,067
3.13%, 11/01/2051 (a)	150,000	149,380
California Statewide Communities Development Authority
4.13%, 03/01/2034	665,000	665,114
5.00%, 04/01/2036 (a)	40,000	42,983
5.00%, 04/01/2038 (a)	70,000	75,221
5.00%, 04/01/2038 (a)	25,000	26,864
5.00%, 04/01/2045 (a)	45,000	48,356
5.00%, 04/01/2046 (a)	70,000	75,221
Central Valley Energy Authority, 5.00%, 12/01/2055 (a)	225,000	241,411
City & County of San Francisco CA
5.00%, 06/15/2027	20,000	20,520
5.00%, 06/15/2028	70,000	73,571
5.00%, 04/01/2029	20,000	21,389
City of Los Angeles CA Wastewater System Revenue, 5.00%, 06/01/2035	25,000	29,487
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	27,431
City of San Francisco CA Public Utilities Commission Water Revenue, 5.00%, 11/01/2032	95,000	95,640
Coast Community College District
0.00%, 08/01/2028 (c)	20,000	18,810
4.50%, 08/01/2039	100,000	102,252
County of San Bernardino CA, 5.00%, 10/01/2027	35,000	36,123
East Side Union High School District, 5.00%, 08/01/2031	70,000	78,295
Foothill-Eastern Transportation Corridor Agency, 0.00%, 01/01/2028 (c)	45,000	43,181
Glendale Community College District, 5.25%, 08/01/2041	40,000	41,267
Golden State Tobacco Securitization Corp., 0.00%, 06/01/2028 (c)	100,000	95,102
Grossmont Union High School District, 0.00%, 08/01/2032 (c)	120,000	99,896
Kern High School District, 5.00%, 08/01/2033	20,000	23,179
Long Beach Bond Finance Authority
5.00%, 11/15/2029	70,000	73,831
5.00%, 11/15/2035	270,000	297,151
Los Angeles Community College District
5.00%, 08/01/2029	20,000	21,603
5.00%, 08/01/2029	20,000	21,603
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 06/01/2026	180,000	179,550
5.00%, 06/01/2032	155,000	172,589
Los Angeles Department of Water & Power
5.00%, 07/01/2026	200,000	199,872
5.00%, 07/01/2027	30,000	30,700
5.00%, 07/01/2029	45,000	47,731
5.00%, 07/01/2031	1,250,000	1,369,034
5.00%, 07/01/2032	445,000	468,935
5.00%, 07/01/2033	105,000	117,019
5.00%, 07/01/2033	30,000	33,434
5.00%, 07/01/2035	90,000	99,518
5.00%, 07/01/2035	245,000	272,562
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2028	65,000	67,687
5.00%, 07/01/2029	25,000	26,517

Los Angeles Unified School District
5.00%, 07/01/2026	30,000	29,986
5.00%, 07/01/2028	20,000	21,026
5.00%, 07/01/2029	15,000	15,573
5.00%, 07/01/2030	50,000	54,898
3.00%, 07/01/2031	255,000	252,727
3.00%, 07/01/2032	145,000	142,992
5.00%, 07/01/2034	20,000	22,929
5.00%, 10/01/2034	15,000	17,334
5.00%, 10/01/2034	5,000	5,655
Marin Community College District
4.00%, 08/01/2041	35,000	35,289
5.00%, 08/01/2041	20,000	20,031
Metropolitan Water District of Southern California
5.00%, 07/01/2027	45,000	46,152
5.00%, 07/01/2029	70,000	75,580
5.00%, 07/01/2031	80,000	90,049
5.00%, 07/01/2031	15,000	15,940
M-S-R Energy Authority
7.00%, 11/01/2034	595,000	716,895
7.00%, 11/01/2034	310,000	372,575
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	105,000	107,134
5.00%, 11/01/2028	190,000	191,335
5.00%, 11/01/2031	220,000	221,326
4.00%, 11/01/2033	115,000	114,922
New Haven Unified School District
0.00%, 08/01/2033 (c)	175,000	139,383
0.00%, 08/01/2034 (c)	85,000	64,997
Northern California Power Agency, 5.00%, 07/01/2030	170,000	186,585
Northern California Sanitation Agencies Financing Authority
5.00%, 12/01/2029	85,000	92,644
3.00%, 12/01/2034	35,000	34,644
Poway Unified School District, 0.00%, 08/01/2032 (c)	25,000	20,889
Rancho Santiago Community College District, 0.00%, 09/01/2030 (c)	50,000	44,164
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2033	200,000	226,109
Sacramento Municipal Utility District
5.00%, 08/15/2026	20,000	20,047
5.00%, 08/15/2049 (a)	280,000	317,698
5.00%, 08/15/2055 (a)	230,000	255,127
San Diego Community College District
5.00%, 08/01/2026	20,000	20,043
5.00%, 08/01/2030	60,000	60,110
5.00%, 08/01/2031	20,000	20,037
San Diego County Regional Transportation Commission
5.00%, 04/01/2030	15,000	16,480
5.00%, 04/01/2034	20,000	22,969
San Diego County Water Authority
5.00%, 05/01/2028	20,000	20,952
5.00%, 05/01/2030	75,000	82,463
5.00%, 05/01/2030	230,000	252,888
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	70,275
5.00%, 10/01/2031	20,000	22,420
5.00%, 10/01/2034	80,000	90,166
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/15/2032 (c)	20,000	16,620
4.00%, 01/15/2034	30,000	30,970
San Jose Redevelopment Agency Successor Agency, 5.00%, 08/01/2034	70,000	71,503
San Mateo County Community College District, 0.00%, 09/01/2033 (c)	25,000	19,903

Santa Clara Unified School District, 5.00%, 07/01/2031	20,000	22,512
Santa Clara Valley Transportation Authority, 5.00%, 04/01/2034	55,000	63,164
Santa Clara Valley Water District Safe Clean Water Revenue, 5.00%, 12/01/2026	160,000	161,383
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	15,321
5.00%, 07/01/2029	20,000	21,268
5.00%, 07/01/2031	40,000	43,818
5.00%, 11/01/2033	865,000	924,183
5.00%, 04/01/2055 (a)	270,000	281,776
State of California
5.00%, 09/01/2028	30,000	31,621
5.00%, 11/01/2028	155,000	163,990
3.00%, 09/01/2029	85,000	84,788
5.00%, 10/01/2029	20,000	21,550
3.25%, 09/01/2031	5,000	4,988
5.00%, 11/01/2031	130,000	133,899
5.00%, 03/01/2032	1,000,000	1,126,594
5.00%, 04/01/2032	105,000	118,140
5.00%, 08/01/2032	185,000	185,271
3.50%, 09/01/2032	5,000	4,989
3.00%, 09/01/2033	270,000	265,620
5.00%, 08/01/2034	20,000	23,138
5.00%, 03/01/2035	1,540,000	1,660,133
3.13%, 04/01/2035	20,000	19,866
5.00%, 04/01/2035	350,000	389,790
State of California Department of Water Resources
5.00%, 12/01/2028	185,000	196,932
5.00%, 12/01/2030	210,000	232,900
5.00%, 12/01/2031	305,000	337,016
5.00%, 12/01/2032	35,000	38,516
5.00%, 12/01/2033	30,000	31,067
5.00%, 12/01/2034	40,000	45,443
5.00%, 12/01/2035	20,000	21,421
University of California
5.00%, 05/15/2029	30,000	32,056
5.00%, 05/15/2029	15,000	16,037
5.00%, 05/15/2029	35,000	35,743
5.00%, 05/15/2031	20,000	22,174
5.00%, 05/15/2032	140,000	145,868
4.00%, 05/15/2033	50,000	50,383
5.00%, 05/15/2034	55,000	63,456
Ventura County Community College District, 3.13%, 08/01/2031	35,000	34,915
Yosemite Community College District, 0.00%, 08/01/2031 (c)	40,000	33,904
		26,109,119

Colorado - 1.5%
Adams & Arapahoe Counties Joint School District 28J Aurora
5.00%, 12/01/2030	60,000	60,588
5.00%, 12/01/2032	115,000	116,059
City & County of Denver CO, 5.00%, 12/01/2032	35,000	39,344
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	35,000	36,088
5.00%, 11/15/2032	250,000	280,090
5.00%, 11/15/2032	335,000	337,165
City of Aurora CO Water Revenue
5.00%, 08/01/2034	115,000	115,153
5.00%, 08/01/2035	70,000	70,093
5.00%, 08/01/2036	20,000	20,027
5.00%, 08/01/2041	220,000	220,293

Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2030	20,000	22,011
5.00%, 12/01/2033	150,000	171,168
Colorado Health Facilities Authority
5.00%, 08/01/2026	205,000	205,142
5.00%, 01/01/2027	35,000	35,365
5.00%, 08/01/2028	55,000	57,152
5.00%, 08/01/2028	20,000	20,783
5.00%, 05/15/2032	20,000	22,251
5.00%, 05/15/2034	105,000	116,021
3.13%, 09/01/2042	105,000	104,856
5.00%, 11/15/2049 (a)	65,000	65,491
5.00%, 11/15/2057 (a)	20,000	22,217
Denver City & County School District No 1
4.00%, 12/01/2027	130,000	132,338
5.00%, 12/01/2034	20,000	23,162
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2026	40,000	40,418
5.00%, 12/15/2028	35,000	37,007
E-470 Public Highway Authority, 0.00%, 09/01/2032 (c)	20,000	16,522
Regional Transportation District, 4.00%, 07/15/2034	110,000	110,904
Regional Transportation District Sales Tax Revenue
5.00%, 11/01/2026	45,000	45,344
5.00%, 11/01/2027	85,000	87,780
5.00%, 11/01/2029	25,000	26,924
5.00%, 11/01/2031	40,000	44,536
5.00%, 11/01/2033	10,000	10,274
State of Colorado
5.00%, 12/15/2026	200,000	202,034
5.00%, 12/15/2026	80,000	80,814
5.00%, 12/15/2027	40,000	41,369
5.00%, 12/15/2031	20,000	22,199
5.00%, 03/15/2032	235,000	238,193
4.00%, 12/15/2035	105,000	107,812
		3,404,987

Connecticut - 1.5%
Connecticut State Health & Educational Facilities Authority, 5.00%, 07/01/2029	160,000	171,272
State of Connecticut
5.00%, 09/15/2026	420,000	421,871
5.00%, 08/15/2028	1,000,000	1,051,845
4.00%, 01/15/2033	20,000	20,663
4.00%, 01/15/2034	270,000	282,407
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	20,000	20,394
5.00%, 07/01/2027	95,000	97,135
5.00%, 07/01/2027	30,000	30,713
5.00%, 05/01/2031	65,000	70,304
5.00%, 07/01/2033	1,200,000	1,362,724
		3,529,328

Delaware - 0.5%
Delaware Transportation Authority, 5.00%, 07/01/2028	140,000	146,714
State of Delaware
5.00%, 01/01/2027	81,000	81,938
5.00%, 02/01/2027	105,000	106,431
5.00%, 01/01/2028	150,000	155,434
5.00%, 05/01/2028	70,000	73,108
5.00%, 01/01/2029	105,000	111,313

5.00%, 05/01/2029	55,000	58,722
5.00%, 02/01/2031	30,000	33,106
5.00%, 03/01/2031	35,000	38,676
5.00%, 05/01/2033	40,000	45,579
University of Delaware, 5.00%, 11/01/2035	275,000	313,973
		1,164,994

District of Columbia - 2.1%
District of Columbia
5.00%, 01/01/2027	35,000	35,397
5.00%, 06/01/2027	45,000	45,970
5.00%, 08/01/2027	1,015,000	1,043,537
5.00%, 10/15/2028	250,000	263,464
5.00%, 12/01/2028	20,000	21,100
5.00%, 01/01/2029	45,000	47,625
5.00%, 10/15/2029	115,000	122,417
5.00%, 01/01/2030	55,000	59,347
5.00%, 12/01/2032	90,000	101,283
5.00%, 06/01/2033	10,000	10,184
5.00%, 08/01/2033	100,000	113,372
5.00%, 10/15/2033	405,000	427,265
5.00%, 12/01/2033	45,000	51,188
5.00%, 06/01/2035	1,000,000	1,153,059
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	105,000	105,555
5.00%, 03/01/2027	25,000	25,385
5.00%, 03/01/2027	15,000	15,231
5.00%, 10/01/2028	195,000	205,331
5.00%, 03/01/2029	20,000	21,239
5.00%, 10/01/2029	30,000	32,235
5.00%, 12/01/2029	25,000	26,951
5.00%, 03/01/2030	80,000	86,594
5.00%, 10/01/2030	55,000	60,144
5.00%, 03/01/2031	60,000	64,135
5.00%, 10/01/2031	50,000	55,471
District of Columbia Water & Sewer Authority, 5.00%, 10/01/2034	100,000	114,278
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2032 (c)	30,000	24,088
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2027	20,000	20,483
5.00%, 07/15/2028	85,000	88,937
5.00%, 07/15/2028	50,000	52,316
5.00%, 07/15/2028	20,000	20,926
5.00%, 07/15/2031	50,000	54,950
5.00%, 07/15/2032	20,000	22,201
4.00%, 07/15/2034	165,000	169,686
		4,761,344

Florida - 5.1%
Brevard County School District, 5.00%, 07/01/2029	110,000	117,043
Capital Trust Authority, 5.00%, 12/01/2030	1,300,000	1,405,522
Central Florida Expressway Authority
5.00%, 07/01/2027	830,000	851,317
5.00%, 07/01/2030	20,000	21,716
5.00%, 07/01/2031	40,000	43,977
5.00%, 07/01/2032	70,000	77,238
4.00%, 07/01/2034	110,000	116,202
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	90,485
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2028	110,000	113,089

5.00%, 10/01/2029	15,000	15,419
5.00%, 10/01/2032	40,000	44,726
5.00%, 10/01/2033	40,000	45,199
Florida Department of Management Services
5.00%, 11/01/2027	45,000	46,408
5.00%, 11/01/2028	365,000	384,849
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	85,374
Hillsborough County School Board
5.00%, 07/01/2028	15,000	15,331
5.00%, 07/01/2029	355,000	378,054
JEA Electric System Revenue, 5.00%, 10/01/2027	725,000	747,529
JEA Water & Sewer System Revenue
5.00%, 10/01/2026	40,000	40,222
5.00%, 10/01/2026	25,000	25,139
5.00%, 10/01/2028	310,000	318,335
5.00%, 10/01/2030	20,000	21,845
Lee County Industrial Development Authority, 5.00%, 04/01/2029	20,000	21,158
Miami Beach Redevelopment Agency, 5.00%, 02/01/2034	1,000,000	1,120,953
Orlando Utilities Commission
5.00%, 10/01/2026	30,000	30,143
5.00%, 10/01/2034	30,000	34,498
Sarasota County Public Hospital District, 5.00%, 07/01/2034	60,000	67,465
Sarasota County School Board
5.00%, 07/01/2026	15,000	14,983
5.00%, 07/01/2028	45,000	47,037
5.00%, 07/01/2033	45,000	50,668
School Board of Miami-Dade County, 4.00%, 08/01/2029	50,000	49,920
School District of Broward County
5.00%, 07/01/2028	30,000	31,265
5.00%, 07/01/2033	90,000	96,296
5.00%, 07/01/2035	150,000	163,782
Seminole County School District Sales Tax Revenue, 5.00%, 10/01/2033	180,000	203,651
State of Florida
5.00%, 06/01/2026	70,000	69,825
5.00%, 06/01/2028	60,000	62,763
5.00%, 06/01/2028	1,130,000	1,131,985
5.00%, 06/01/2029	20,000	21,379
5.00%, 06/01/2030	105,000	114,481
5.00%, 07/01/2030	105,000	114,688
5.00%, 06/01/2031	30,000	33,255
5.00%, 06/01/2031	30,000	33,255
5.00%, 06/01/2033	910,000	1,036,856
5.00%, 06/01/2033	65,000	73,876
State of Florida Department of Transportation Turnpike System Revenue
5.00%, 07/01/2028	20,000	20,963
5.00%, 07/01/2034	25,000	28,608
State of Florida Lottery Revenue, 5.00%, 07/01/2028	100,000	104,692
Tampa Bay Water, 6.00%, 10/01/2029	315,000	344,254
Volusia County Educational Facility Authority, 5.00%, 10/15/2030	1,500,000	1,631,224
		11,758,942

Georgia - 1.0%
Augusta GA Water & Sewer Revenue, 5.00%, 10/01/2031	205,000	224,764
Bartow County Development Authority, 3.95%, 12/01/2032 (a)	90,000	91,532
City of Atlanta GA Water & Wastewater Revenue, 5.00%, 11/01/2033	20,000	20,603
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054 (a)	60,000	59,952
5.00%, 07/01/2054 (a)	45,000	47,187
Georgia Ports Authority, 5.00%, 07/01/2031	20,000	22,168

Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	179,374
Griffin-Spalding County School System
5.00%, 09/01/2027	15,000	15,406
5.00%, 09/01/2028	160,000	167,996
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	64,354
Main Street Natural Gas, Inc.
5.50%, 09/15/2027	55,000	56,467
4.00%, 03/01/2050 (a)	60,000	59,959
4.00%, 07/01/2052 (a)	20,000	20,201
5.00%, 12/01/2055 (a)	205,000	216,739
Municipal Electric Authority of Georgia, 5.00%, 01/01/2034	30,000	32,802
State of Georgia
5.00%, 07/01/2028	40,000	41,952
5.00%, 07/01/2028	415,000	420,268
5.00%, 07/01/2029	40,000	42,867
3.00%, 02/01/2030	80,000	79,803
5.00%, 07/01/2030	60,000	62,923
5.00%, 02/01/2031	40,000	40,571
5.00%, 07/01/2031	50,000	55,571
5.00%, 07/01/2031	225,000	235,766
2.50%, 02/01/2033	135,000	128,642
		2,387,867

Hawaii - 0.9%
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2030	1,000,000	1,001,907
City & County of Honolulu HI
5.00%, 03/01/2028	145,000	150,590
5.00%, 03/01/2028	20,000	20,771
5.00%, 09/01/2028	30,000	31,580
5.00%, 11/01/2028	55,000	58,044
5.00%, 03/01/2029	55,000	58,439
5.00%, 09/01/2029	20,000	20,987
5.00%, 03/01/2031	20,000	22,025
5.00%, 03/01/2031	95,000	102,592
State of Hawaii
5.00%, 01/01/2031	205,000	212,069
4.00%, 05/01/2031	20,000	20,173
4.00%, 10/01/2031	55,000	55,047
3.00%, 04/01/2032	105,000	103,933
3.25%, 01/01/2035	85,000	84,047
3.00%, 04/01/2035	155,000	150,540
		2,092,744

Idaho - 0.0% (b)
Idaho State Building Authority, 5.00%, 06/01/2026	80,000	79,800

Illinois - 8.7%
Board of Trustees of the University of Illinois, 5.50%, 04/01/2034	120,000	130,823
Chicago Board of Education
5.50%, 12/01/2026	5,000	5,023
0.00%, 12/01/2028 (c)	130,000	118,629
0.00%, 12/01/2028 (c)	95,000	86,690
0.00%, 12/01/2029 (c)	95,000	83,486
0.00%, 12/01/2029 (c)	75,000	65,910
0.00%, 12/01/2030 (c)	220,000	185,782
0.00%, 12/01/2030 (c)	70,000	59,112
Chicago Midway International Airport
5.00%, 01/01/2027	15,000	15,170
5.00%, 01/01/2028	20,000	20,712

5.00%, 01/01/2033	100,000	112,135
5.00%, 01/01/2034	15,000	16,681
Chicago O'Hare International Airport, 5.00%, 01/01/2034	50,000	53,150
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2027	20,000	20,342
5.00%, 06/01/2029	70,000	73,996
Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/01/2029	940,000	1,009,372
City of Chicago IL
5.00%, 01/01/2029	270,000	276,698
5.00%, 01/01/2032	140,000	144,530
5.00%, 01/01/2033	210,000	218,783
5.00%, 01/01/2033	125,000	128,702
4.00%, 01/01/2035	130,000	125,492
4.00%, 01/01/2035	145,000	139,972
4.00%, 01/01/2036	70,000	66,853
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	180,000	192,445
5.00%, 01/01/2031	560,000	609,074
5.00%, 01/01/2032	175,000	192,269
5.00%, 01/01/2033	140,000	154,179
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028	20,000	20,138
5.00%, 11/01/2031	510,000	560,885
5.00%, 11/01/2032	300,000	331,203
City of Springfield IL Electric Revenue, 5.00%, 03/01/2035	20,000	22,236
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,500
Illinois Finance Authority
5.00%, 01/01/2027	30,000	30,356
5.00%, 07/01/2027	110,000	111,309
5.00%, 02/15/2029	30,000	30,353
5.00%, 04/01/2030	1,000,000	1,078,500
5.00%, 07/01/2031	110,000	111,130
5.00%, 04/01/2032	30,000	33,173
5.00%, 04/01/2032	20,000	22,116
5.00%, 04/01/2033	1,180,000	1,319,813
3.75%, 02/15/2034	65,000	65,288
4.00%, 01/01/2040	25,000	25,119
5.00%, 08/15/2064 (a)	85,000	94,972
Illinois Sports Facilities Authority, 5.00%, 06/15/2029	20,000	20,989
Illinois State Toll Highway Authority
5.00%, 01/01/2027	85,000	85,930
5.00%, 01/01/2029	30,000	31,688
5.00%, 01/01/2030	265,000	285,099
5.00%, 01/01/2031	360,000	379,352
4.00%, 12/01/2031	40,000	39,926
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	131,758
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2030 (c)	70,000	61,245
0.00%, 12/15/2030 (c)	70,000	60,163
0.00%, 06/15/2031 (c)	140,000	118,039
0.00%, 12/15/2031 (c)	20,000	16,552
0.00%, 06/15/2032 (c)	80,000	64,969
0.00%, 12/15/2032 (c)	85,000	67,706
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2030	110,000	110,947
5.25%, 12/01/2033	100,000	115,348
Regional Transportation Authority
5.00%, 07/01/2026	20,000	19,983
5.75%, 06/01/2029	90,000	95,853
Sales Tax Securitization Corp.

5.00%, 01/01/2027	80,000	80,801
5.00%, 01/01/2027	35,000	35,350
5.00%, 01/01/2028	60,000	61,918
5.00%, 01/01/2028	40,000	41,279
5.00%, 01/01/2028	25,000	25,799
5.00%, 01/01/2029	15,000	15,729
5.00%, 01/01/2030	175,000	186,301
5.00%, 01/01/2030	170,000	180,978
5.00%, 01/01/2032	285,000	311,287
5.00%, 01/01/2033	105,000	115,824
5.00%, 01/01/2033	65,000	71,701
5.00%, 01/01/2033	45,000	49,779
5.00%, 01/01/2034	90,000	100,317
5.00%, 01/01/2034	180,000	197,803
5.00%, 01/01/2034	65,000	71,389
5.00%, 01/01/2035	70,000	76,320
State of Illinois
5.00%, 10/01/2026	45,000	45,205
5.00%, 03/01/2027	20,000	20,272
5.00%, 05/01/2027	20,000	20,342
5.00%, 10/01/2027	185,000	189,722
5.00%, 11/01/2027	75,000	77,065
5.00%, 12/01/2027	20,000	20,586
5.00%, 02/01/2028	20,000	20,656
4.00%, 03/01/2028	20,000	20,298
5.00%, 03/01/2028	20,000	20,684
5.00%, 07/01/2028	105,000	109,316
5.00%, 10/01/2028	70,000	73,212
5.00%, 11/01/2028	385,000	395,795
5.00%, 02/01/2029	15,000	15,181
5.00%, 03/01/2029	20,000	21,073
5.00%, 03/01/2029	20,000	21,073
5.00%, 10/01/2029	15,000	15,957
5.25%, 10/01/2029	75,000	80,401
5.00%, 12/01/2029	40,000	42,663
4.00%, 02/01/2030	40,000	40,211
5.00%, 03/01/2030	20,000	21,411
5.00%, 03/01/2030	35,000	37,469
5.00%, 03/01/2030	20,000	21,411
5.00%, 05/01/2030	95,000	101,949
5.00%, 05/01/2030	20,000	21,463
5.50%, 05/01/2030	130,000	137,127
5.00%, 07/01/2030	55,000	59,154
5.00%, 10/01/2030	20,000	21,574
5.00%, 02/01/2031	20,000	21,650
5.00%, 03/01/2031	40,000	43,345
5.00%, 03/01/2031	260,000	281,745
5.00%, 03/01/2031	115,000	124,618
5.00%, 05/01/2031	45,000	48,847
5.00%, 12/01/2031	20,000	21,837
5.00%, 12/01/2031	20,000	21,837
5.00%, 03/01/2032	45,000	49,242
5.00%, 03/01/2032	295,000	322,807
5.00%, 05/01/2032	90,000	98,627
5.00%, 05/01/2032	80,000	87,668
5.00%, 07/01/2032	15,000	16,461
5.00%, 12/01/2032	40,000	44,051
5.00%, 12/01/2032	45,000	46,086
5.00%, 03/01/2033	140,000	150,407
5.00%, 03/01/2033	20,000	21,782

5.00%, 03/01/2033	100,000	108,908
5.00%, 05/01/2033	175,000	190,865
5.00%, 07/01/2033	120,000	131,059
5.00%, 10/01/2033	125,000	136,785
5.00%, 12/01/2033	20,000	22,180
5.00%, 03/01/2034	175,000	187,282
5.00%, 03/01/2034	190,000	205,978
5.00%, 05/01/2034	225,000	250,113
5.00%, 05/01/2034	70,000	75,988
5.00%, 07/01/2034	65,000	70,646
5.00%, 12/01/2034	30,000	33,071
5.00%, 03/01/2035	45,000	48,546
5.00%, 04/01/2035	1,750,000	1,957,290
5.00%, 05/01/2035	105,000	115,961
State of Illinois Sales Tax Revenue
5.00%, 06/15/2032	1,250,000	1,375,203
5.00%, 06/15/2032	35,000	38,409
Winnebago & Boone Counties School District No 205 Rockford, 4.00%, 02/01/2035	570,000	570,190
		20,101,977

Indiana - 0.5%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, 5.00%, 08/15/2026	135,000	135,244
Indiana Finance Authority
5.00%, 10/01/2026	40,000	40,201
5.00%, 02/01/2027	165,000	167,292
5.00%, 06/01/2027	355,000	358,305
5.00%, 06/01/2028	125,000	125,941
5.00%, 06/01/2029	70,000	74,639
5.00%, 10/01/2029	20,000	21,424
5.00%, 02/01/2030	90,000	93,127
2.10%, 11/01/2049 (a)	20,000	19,751
Indianapolis Local Public Improvement Bond Bank, 5.00%, 06/01/2026	30,000	29,925
		1,065,849

Iowa - 0.4%
Iowa Finance Authority
5.00%, 08/01/2026	45,000	45,065
5.00%, 08/01/2027	280,000	287,315
5.00%, 08/01/2029	15,000	15,382
5.00%, 08/01/2031	30,000	33,324
5.00%, 08/01/2034	45,000	51,012
5.00%, 12/01/2050 (a)	470,000	531,301
		963,399

Kansas - 0.1%
State of Kansas Department of Transportation
5.00%, 09/01/2031	35,000	38,765
5.00%, 09/01/2032	80,000	89,998
5.00%, 09/01/2034	20,000	22,997
Wyandotte County Unified School District No 500 Kansas City, 4.00%, 09/01/2034	30,000	30,031
		181,791

Kentucky - 1.9%
Kentucky Bond Development Corp., 5.00%, 08/15/2055 (a)	390,000	435,564
Kentucky Public Energy Authority
4.00%, 08/01/2052 (a)	15,000	15,126
5.25%, 04/01/2054 (a)	270,000	287,203
5.00%, 05/01/2055 (a)	120,000	125,388

5.25%, 06/01/2055 (a)	260,000	274,116
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,010,000	1,019,379
5.00%, 11/01/2027	20,000	20,595
5.00%, 11/01/2027	40,000	40,272
5.00%, 11/01/2030	20,000	21,796
5.00%, 10/01/2032	205,000	229,725
5.00%, 04/01/2034	1,250,000	1,416,730
5.00%, 10/01/2034	65,000	74,024
Kentucky Turnpike Authority, 5.00%, 07/01/2028	45,000	47,112
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	100,000	86,172
1.75%, 02/01/2035 (a)	130,000	129,440
5.00%, 10/01/2047 (a)	110,000	115,856
		4,338,498

Louisiana - 1.5%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	200,000	213,203
Louisiana Local Government Environmental Facilities & Community Development Auth, 3.50%, 11/01/2032	135,000	131,811
Louisiana Public Facilities Authority, 5.00%, 05/15/2030	600,000	642,879
Parish of St John the Baptist LA, 2.38%, 06/01/2037 (a)	320,000	318,964
State of Louisiana
5.00%, 05/01/2028	20,000	20,892
5.00%, 09/01/2028	20,000	20,982
5.00%, 02/01/2029	35,000	37,105
5.00%, 09/01/2029	40,000	42,768
5.00%, 09/01/2030	75,000	81,588
5.00%, 09/01/2033	35,000	39,445
5.00%, 02/01/2034	25,000	28,426
State of Louisiana Gasoline & Fuels Tax Revenue
5.00%, 05/01/2029	30,000	31,882
5.00%, 05/01/2031	750,000	826,524
5.00%, 05/01/2034	1,000,000	1,142,454
		3,578,923

Maine - 0.6%
Finance Authority of Maine, 5.00%, 07/01/2027	20,000	20,443
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,275,000	1,348,014
		1,368,457

Maryland - 2.7%
County of Prince George's MD
5.00%, 09/15/2029	105,000	112,897
5.00%, 07/01/2031	80,000	88,592
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2033	750,000	840,471
Maryland Stadium Authority
5.00%, 06/01/2029	775,000	826,349
5.00%, 03/01/2031	150,000	164,348
5.00%, 03/01/2033	155,000	174,124
State of Maryland
5.00%, 08/01/2027	65,000	66,698
5.00%, 03/15/2028	45,000	46,864
5.00%, 08/01/2029	210,000	225,105
5.00%, 03/15/2030	20,000	21,702
5.00%, 03/15/2031	135,000	148,952
5.00%, 08/01/2031	245,000	271,899
5.00%, 06/01/2032	1,140,000	1,283,600
2.00%, 08/01/2032	60,000	54,760
2.13%, 08/01/2033	45,000	40,793

5.00%, 06/01/2034	225,000	250,562
2.25%, 08/01/2034	70,000	63,104
State of Maryland Department of Transportation
5.00%, 10/01/2027	20,000	20,613
4.00%, 10/01/2030	735,000	764,441
3.00%, 09/01/2031	20,000	19,931
2.13%, 10/01/2031	275,000	256,385
2.50%, 10/01/2033	480,000	447,041
3.00%, 10/01/2033	65,000	64,244
3.50%, 10/01/2033	70,000	69,843
		6,323,318

Massachusetts - 1.6%
Commonwealth of Massachusetts
5.00%, 11/01/2031	40,000	44,579
5.00%, 01/01/2033	100,000	103,275
5.50%, 01/01/2034	765,000	876,214
2.00%, 03/01/2034	215,000	190,691
3.00%, 11/01/2034	115,000	112,556
3.00%, 03/01/2035	1,065,000	1,049,367
Massachusetts Development Finance Agency
5.00%, 10/01/2027	25,000	25,762
5.00%, 02/15/2033	95,000	107,655
5.00%, 07/01/2034	315,000	351,537
5.00%, 07/01/2035	20,000	22,992
5.00%, 07/01/2050 (a)	70,000	74,613
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	235,000	234,459
3.05%, 12/01/2027	590,000	590,944
		3,784,644

Michigan - 2.1%
Detroit Regional Convention Facility Authority, 5.00%, 10/01/2032	610,000	677,446
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2031	1,750,000	1,928,805
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2029	20,000	21,342
Michigan Finance Authority
5.00%, 04/15/2033	30,000	32,863
3.00%, 11/15/2033	750,000	726,576
Michigan State Building Authority
5.00%, 10/15/2030	215,000	216,242
5.00%, 04/15/2033	510,000	577,485
Michigan State Housing Development Authority, 3.10%, 12/01/2031	395,000	391,421
Michigan State University, 5.00%, 08/15/2029	40,000	42,847
State of Michigan, 5.00%, 05/01/2027	15,000	15,299
State of Michigan Trunk Line Revenue
5.00%, 11/15/2030	20,000	21,958
5.00%, 11/15/2031	140,000	156,115
5.00%, 11/15/2032	10,000	11,291
5.00%, 11/15/2032	90,000	99,873
		4,919,563

Minnesota - 1.4%
City of Rochester MN
5.00%, 11/15/2034	90,000	102,518
5.00%, 11/15/2055 (a)	135,000	147,884
Farmington Independent School District No 192, 5.00%, 02/01/2027	20,000	20,261
Minnesota Public Facilities Authority State Revolving Fund, 5.00%, 03/01/2033	20,000	22,703
Osseo Independent School District No 279, 5.00%, 02/01/2034	115,000	127,104
South Washington County Independent School District No 833, 5.00%, 02/01/2028	150,000	155,639

State of Minnesota
5.00%, 08/01/2026	65,000	65,103
5.00%, 08/01/2028	925,000	973,960
5.00%, 08/01/2028	70,000	73,521
5.00%, 08/01/2028	50,000	52,515
5.00%, 09/01/2028	95,000	99,961
5.00%, 08/01/2029	420,000	450,608
5.00%, 09/01/2029	95,000	102,095
5.00%, 09/01/2029	20,000	21,494
5.00%, 09/01/2030	20,000	21,883
5.00%, 08/01/2031	20,000	22,216
5.00%, 11/01/2031	105,000	116,349
5.00%, 08/01/2033	470,000	535,458
5.00%, 08/01/2033	100,000	113,927
		3,225,199

Mississippi - 0.1%
State of Mississippi
5.00%, 10/01/2028	10,000	10,304
5.00%, 11/01/2032	100,000	100,709
5.00%, 11/01/2034	50,000	50,355
5.00%, 11/01/2035	20,000	20,142
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	155,387
		336,897

Missouri - 0.8%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2028	220,000	228,691
5.00%, 06/01/2031	20,000	21,749
5.00%, 04/01/2059 (a)	515,000	574,490
Missouri Highway & Transportation Commission, 5.00%, 05/01/2029	1,000,000	1,069,466
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033	20,000	18,391
		1,912,787

Montana - 0.0% (b)
City of Forsyth MT, 3.90%, 03/01/2031 (a)	105,000	104,745

Nebraska - 0.5%
Omaha Public Power District
5.00%, 02/01/2027	20,000	20,262
5.00%, 02/01/2030	1,000,000	1,082,601
		1,102,863

Nevada - 0.7%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	106,226
County of Clark NV
5.00%, 07/01/2030	80,000	86,993
2.10%, 06/01/2031	145,000	132,965
Las Vegas Valley Water District
5.00%, 06/01/2027	105,000	107,285
5.00%, 06/01/2028	15,000	15,697
5.00%, 06/01/2029	20,000	21,367
5.00%, 06/01/2032	35,000	39,310
5.00%, 06/01/2033	20,000	22,704
5.00%, 06/01/2034	25,000	28,645
State of Nevada, 5.00%, 05/01/2032	25,000	27,974
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2029	780,000	780,079

5.00%, 12/01/2030	50,000	51,043
4.00%, 12/01/2033	80,000	80,495
Truckee Meadows Water Authority, 5.00%, 07/01/2033	145,000	164,152
		1,664,935

New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act, 5.00%, 06/01/2035	170,000	196,979
New Hampshire Municipal Bond Bank, 5.00%, 02/15/2034	85,000	96,932
		293,911

New Jersey - 4.1%
New Jersey Economic Development Authority
5.00%, 07/01/2027	25,000	25,454
5.50%, 06/15/2029	55,000	55,733
5.00%, 11/01/2029	90,000	96,317
5.50%, 06/15/2030	65,000	65,867
5.50%, 06/15/2031	140,000	141,867
3.13%, 07/01/2031	430,000	425,680
4.00%, 07/01/2034	90,000	89,951
5.00%, 06/15/2036	175,000	176,869
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2034	25,000	28,282
4.00%, 07/01/2035	335,000	334,502
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (c)	65,000	63,833
0.00%, 12/15/2026 (c)	130,000	127,666
0.00%, 12/15/2027 (c)	40,000	38,139
5.00%, 06/15/2028	50,000	52,246
5.00%, 06/15/2028	110,000	114,940
0.00%, 12/15/2028 (c)	180,000	166,459
0.00%, 12/15/2028 (c)	20,000	18,495
5.00%, 12/15/2028	20,000	21,079
0.00%, 12/15/2029 (c)	290,000	259,761
5.00%, 06/15/2030	650,000	704,404
0.00%, 12/15/2030 (c)	25,000	21,641
4.10%, 06/15/2031	60,000	59,883
0.00%, 12/15/2031 (c)	20,000	16,707
5.00%, 12/15/2031	100,000	106,765
5.00%, 06/15/2032	1,000,000	1,113,559
5.00%, 06/15/2032	260,000	288,798
5.00%, 06/15/2032	90,000	98,402
5.00%, 06/15/2032	85,000	93,680
5.25%, 06/15/2032	95,000	106,825
0.00%, 12/15/2032 (c)	785,000	635,377
0.00%, 12/15/2032 (c)	135,000	108,645
5.00%, 12/15/2032	20,000	21,297
0.00%, 12/15/2033 (c)	105,000	81,308
0.00%, 12/15/2033 (c)	60,000	46,462
5.00%, 12/15/2033	275,000	287,335
5.00%, 06/15/2034	20,000	21,699
5.00%, 06/15/2034	20,000	22,015
0.00%, 12/15/2034 (c)	420,000	313,710
5.00%, 06/15/2035	1,720,000	1,951,429
New Jersey Turnpike Authority
5.00%, 01/01/2027	145,000	146,637
5.00%, 01/01/2031	80,000	80,850
5.00%, 01/01/2031	475,000	490,517
5.00%, 01/01/2033	90,000	92,742
Tobacco Settlement Financing Corp.

5.00%, 06/01/2026	30,000	29,925
5.00%, 06/01/2030	220,000	228,111
		9,471,863

New Mexico - 0.4%
City of Farmington NM, 3.90%, 06/01/2040 (a)	20,000	20,261
New Mexico Finance Authority, 5.00%, 06/15/2028	30,000	31,384
State of New Mexico
5.00%, 03/01/2027	15,000	15,231
5.00%, 03/01/2028	15,000	15,591
5.50%, 03/01/2028	100,000	104,790
5.00%, 03/01/2029	175,000	185,942
5.00%, 03/01/2029	65,000	69,064
5.00%, 03/01/2030	20,000	21,641
5.00%, 03/01/2031	20,000	22,007
5.00%, 03/01/2032	20,000	22,329
5.00%, 03/01/2033	195,000	210,007
State of New Mexico Severance Tax Permanent Fund
5.00%, 07/01/2028	30,000	31,364
5.00%, 07/01/2028	20,000	20,909
5.00%, 07/01/2029	45,000	48,005
5.00%, 07/01/2030	50,000	54,330
		872,855

New York - 7.0%
City of New York NY
5.00%, 08/01/2027	25,000	25,668
5.00%, 08/01/2029	265,000	265,268
5.00%, 10/01/2031	40,000	44,084
4.00%, 08/01/2032	120,000	119,783
5.00%, 08/01/2032	1,260,000	1,404,379
5.00%, 12/01/2032	115,000	115,848
3.00%, 08/01/2034	380,000	363,791
5.00%, 08/01/2034	20,000	22,331
3.00%, 10/01/2034	260,000	249,541
County of Westchester NY, 4.00%, 12/01/2027	20,000	20,110
Empire State Development Corp.
5.00%, 03/15/2029	155,000	165,303
5.00%, 03/15/2030	20,000	21,702
5.00%, 03/15/2030	40,000	43,404
5.00%, 03/15/2033	90,000	96,964
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	20,307
5.00%, 02/15/2031	20,000	22,168
5.00%, 02/15/2032	95,000	96,206
5.00%, 02/15/2033	60,000	60,736
Long Island Power Authority
5.00%, 09/01/2030	20,000	21,925
5.00%, 09/01/2033	35,000	39,959
3.00%, 09/01/2049	35,000	34,850
1.50%, 09/01/2051 (a)	25,000	24,821
Metropolitan Transportation Authority
5.00%, 11/15/2028	15,000	15,818
5.00%, 11/15/2028	20,000	20,142
5.00%, 11/15/2029	2,035,000	2,191,789
0.00%, 11/15/2032 (c)	40,000	32,148
3.00%, 11/15/2032	100,000	94,510
4.00%, 11/15/2032	85,000	85,077
Metropolitan Transportation Authority Dedicated Tax Fund

3.00%, 11/15/2028	120,000	119,637
0.00%, 11/15/2032 (c)	70,000	56,979
3.13%, 11/15/2033	125,000	121,397
Nassau County Local Economic Assistance Corp., 5.00%, 01/01/2032	150,000	168,320
New York City Housing Development Corp.
3.40%, 11/01/2062 (a)	50,000	49,887
3.70%, 05/01/2063 (a)	15,000	14,969
3.73%, 05/01/2063 (a)	20,000	19,957
3.63%, 11/01/2063 (a)	20,000	20,086
3.80%, 11/01/2063 (a)	35,000	35,186
New York City Municipal Water Finance Authority, 5.00%, 06/15/2029	35,000	37,517
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	230,000	236,017
5.00%, 07/15/2029	20,000	21,438
5.00%, 07/15/2030	30,000	32,802
5.00%, 07/15/2031	25,000	27,777
5.00%, 07/15/2033	1,000,000	1,143,659
5.00%, 07/15/2033	295,000	306,915
5.00%, 07/15/2033	20,000	22,361
4.00%, 07/15/2035	20,000	20,550
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2027	255,000	262,909
5.00%, 05/01/2028	20,000	20,857
5.00%, 11/01/2028	155,000	163,094
5.00%, 11/01/2029	60,000	61,135
3.00%, 08/01/2030	15,000	14,964
5.00%, 11/01/2030	35,000	38,128
5.00%, 11/01/2030	20,000	21,787
5.00%, 05/01/2032	20,000	22,195
3.00%, 02/01/2033	300,000	291,262
5.00%, 11/01/2034	10,000	11,364
3.00%, 02/01/2035	495,000	457,469
New York Liberty Development Corp.
2.10%, 11/15/2032	30,000	26,516
2.20%, 11/15/2033	455,000	394,971
New York State Dormitory Authority
5.00%, 03/15/2027	105,000	106,846
5.00%, 02/15/2028	130,000	131,957
5.00%, 02/15/2031	40,000	43,077
5.00%, 02/15/2032	310,000	317,085
5.00%, 03/15/2032	165,000	179,032
5.00%, 03/15/2033	1,750,000	1,985,488
2.00%, 07/01/2033	365,000	324,972
4.00%, 03/15/2034	20,000	20,599
5.00%, 07/01/2034	20,000	22,530
5.00%, 10/01/2034	65,000	71,383
5.00%, 05/01/2035	35,000	39,160
5.00%, 07/01/2035	65,000	64,942
New York State Housing Finance Agency
2.50%, 11/01/2060 (a)	25,000	24,778
3.10%, 05/01/2062 (a)	70,000	69,832
3.60%, 11/01/2062 (a)	330,000	329,287
3.60%, 11/01/2062 (a)	125,000	124,730
3.65%, 11/01/2062 (a)	65,000	64,857
3.75%, 11/01/2062 (a)	20,000	19,993
3.80%, 11/01/2062 (a)	125,000	124,730
3.45%, 11/01/2063 (a)	40,000	39,906
3.45%, 11/01/2063 (a)	50,000	49,971
3.60%, 11/01/2063 (a)	20,000	20,012
3.88%, 11/01/2063 (a)	45,000	44,906

New York State Thruway Authority
5.00%, 01/01/2032	70,000	78,318
5.00%, 01/01/2033	25,000	28,338
5.00%, 01/01/2034	1,000,000	1,141,241
New York Transportation Development Corp., 5.00%, 12/01/2033	35,000	37,597
Port Authority of New York & New Jersey, 4.00%, 12/01/2027	15,000	15,310
Suffolk County Water Authority
3.00%, 06/01/2028	130,000	129,703
3.00%, 06/01/2032	305,000	304,290
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2030 (c)	135,000	117,349
5.00%, 11/15/2031	20,000	22,120
0.00%, 11/15/2032 (c)	25,000	20,298
5.00%, 11/15/2034	20,000	22,505
Trust for Cultural Resources of The City of New York
5.00%, 07/01/2031	50,000	54,501
4.00%, 12/01/2033	55,000	56,505
4.00%, 12/01/2034	20,000	20,493
Utility Debt Securitization Authority, 5.00%, 06/15/2031	20,000	21,434
		16,250,812

North Carolina - 0.8%
Charlotte-Mecklenburg Hospital Authority
1.95%, 01/15/2048 (a)	20,000	18,888
3.25%, 01/15/2050 (a)	25,000	25,039
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	30,723
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	92,591
County of Guilford NC, 5.00%, 03/01/2035	640,000	746,236
County of Mecklenburg NC, 5.00%, 09/01/2030	20,000	21,925
County of Wake NC, 5.00%, 05/01/2030	95,000	103,486
Nash Health Care Systems, 5.00%, 02/01/2032	40,000	43,511
State of North Carolina
5.00%, 05/01/2027	230,000	234,484
5.00%, 05/01/2029	110,000	117,251
3.00%, 05/01/2031	20,000	19,836
5.00%, 05/01/2031	125,000	137,893
5.00%, 03/01/2032	105,000	117,107
3.00%, 05/01/2033	25,000	24,787
3.00%, 05/01/2034	115,000	113,376
		1,847,133

Ohio - 2.4%
American Municipal Power, Inc., 4.00%, 02/15/2034	20,000	20,403
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	247,816
5.00%, 06/01/2030	20,000	21,410
5.00%, 06/01/2032	25,000	26,863
5.00%, 06/01/2033	115,000	123,165
5.00%, 06/01/2034	185,000	196,144
City of Columbus OH
5.00%, 04/01/2027	30,000	30,536
5.00%, 08/15/2027	40,000	41,083
5.00%, 08/15/2028	75,000	78,807
City of Columbus OH Sewerage Revenue, 5.00%, 06/01/2032	20,000	19,985
County of Cuyahoga OH, 5.00%, 12/01/2026	60,000	60,525
County of Hamilton OH Sales Tax Revenue
5.00%, 12/01/2030	165,000	166,454
4.00%, 12/01/2031	85,000	85,230
4.00%, 12/01/2032	155,000	155,349

Northeast Ohio Regional Sewer District, 5.00%, 11/15/2032	20,000	22,558
Ohio State University, 5.00%, 12/01/2029	45,000	48,449
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	111,045
5.00%, 06/01/2027	80,000	81,749
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	45,000	45,984
5.00%, 12/01/2027	55,000	56,873
5.00%, 12/01/2027	140,000	142,832
5.00%, 12/01/2029	20,000	21,568
5.00%, 12/01/2030	70,000	71,433
5.00%, 12/01/2032	50,000	56,395
5.00%, 06/01/2033	105,000	113,385
5.00%, 12/01/2033	20,000	22,822
5.00%, 12/01/2033	10,000	11,397
3.00%, 12/01/2034	355,000	348,913
5.00%, 12/01/2034	120,000	138,385
Rickenbacker Port Authority, 5.38%, 01/01/2032	80,000	87,190
State of Ohio
5.00%, 12/15/2026	100,000	101,060
5.00%, 01/01/2027	40,000	40,424
5.00%, 01/01/2027	110,000	111,165
5.00%, 02/01/2027	35,000	35,470
5.00%, 05/01/2027	95,000	96,965
4.00%, 09/01/2027	20,000	20,339
5.00%, 09/15/2027	60,000	61,810
5.00%, 12/15/2027	20,000	20,675
5.00%, 05/01/2028	10,000	10,461
5.00%, 12/15/2028	40,000	42,223
5.00%, 09/01/2030	120,000	131,246
5.00%, 10/01/2031	1,240,000	1,379,771
5.00%, 09/01/2032	40,000	44,974
3.25%, 01/01/2035	535,000	521,742
5.00%, 11/01/2035	125,000	142,914
5.00%, 05/01/2039	40,000	40,795
5.00%, 08/15/2054 (a)	120,000	130,909
		5,587,691

Oklahoma - 1.3%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	185,000	183,585
Cleveland County Independent School District No 2 Moore, 4.00%, 03/01/2027	135,000	135,825
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	30,000	30,228
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2027	30,000	30,703
5.00%, 07/01/2029	1,010,000	1,081,691
Oklahoma City Public Property Authority, 5.00%, 06/01/2029	1,250,000	1,328,535
Oklahoma County Independent School District No 89 Oklahoma City, 3.00%, 07/01/2027	20,000	20,011
Oklahoma Industries Authority, 5.00%, 04/01/2027	25,000	25,417
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	61,466
		2,897,461

Oregon - 0.2%
City of Portland OR Sewer System Revenue
5.00%, 12/01/2030	45,000	49,423
5.00%, 12/01/2032	20,000	22,558
Oregon State Business Development Commission, 3.80%, 12/01/2040 (a)	55,000	55,498
Oregon State Facilities Authority, 5.00%, 07/01/2047	20,000	20,449
State of Oregon
5.00%, 05/01/2027	60,000	61,252

5.00%, 05/01/2028	80,000	83,628
5.00%, 05/01/2029	35,000	37,348
5.00%, 05/01/2034	20,000	22,536
State of Oregon Department of Transportation
5.00%, 05/15/2028	15,000	15,669
5.00%, 05/15/2034	50,000	57,266
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2041	15,000	15,049
		440,676

Pennsylvania - 7.0%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	345,000	359,164
5.00%, 07/15/2031	200,000	211,016
5.00%, 07/15/2033	10,000	10,502
5.00%, 07/15/2034	20,000	20,925
City of Philadelphia PA, 5.00%, 08/01/2033	1,000,000	1,129,652
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 09/01/2027	20,000	20,548
Commonwealth Financing Authority, 5.00%, 06/01/2032	1,000,000	1,035,371
Commonwealth of Pennsylvania
5.00%, 05/01/2027	20,000	20,406
5.00%, 01/01/2028	470,000	475,170
5.00%, 09/01/2028	15,000	15,740
5.00%, 10/01/2030	20,000	21,794
5.00%, 08/15/2032	80,000	89,415
5.00%, 09/01/2032	1,350,000	1,513,461
3.00%, 09/15/2033	365,000	352,923
4.00%, 03/01/2034	600,000	608,577
5.00%, 08/15/2034	750,000	857,161
3.00%, 02/01/2035	505,000	491,040
3.00%, 05/15/2035	215,000	206,462
Delaware Valley Regional Finance Authority
5.50%, 08/01/2028	30,000	31,550
4.00%, 03/01/2035	70,000	72,823
Erie City Water Authority, 5.00%, 12/01/2043	25,000	25,215
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2032	650,000	721,990
5.00%, 06/01/2034	50,000	56,003
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	95,000	99,003
Northampton County General Purpose Authority, 5.00%, 08/15/2034	75,000	82,147
Pennsylvania Economic Development Financing Authority, 5.00%, 03/15/2060 (a)	30,000	32,691
Pennsylvania Housing Finance Agency
2.80%, 10/01/2031	135,000	130,713
2.80%, 10/01/2031	185,000	179,125
3.20%, 10/01/2031	75,000	74,429
3.20%, 10/01/2032	60,000	59,558
3.45%, 10/01/2032	40,000	39,684
Pennsylvania Turnpike Commission
4.00%, 06/01/2033	375,000	374,062
5.00%, 12/01/2034	1,250,000	1,427,933
5.00%, 12/01/2034	1,000,000	1,142,347
5.00%, 12/01/2035	265,000	271,158
Pennsylvania Turnpike Commission Registration Fee Revenue, 5.00%, 07/15/2031	1,235,000	1,361,280
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2027	45,000	46,045
Pittsburgh Water & Sewer Authority, 4.00%, 09/01/2034	560,000	573,896
School District of Philadelphia
5.00%, 09/01/2026	60,000	60,167
5.00%, 06/01/2027	55,000	56,077
5.00%, 06/01/2034	395,000	444,195
State Public School Building Authority, 5.00%, 06/01/2031	55,000	55,460

Temple University-of The Commonwealth System of Higher Education, 5.00%, 04/01/2030	1,250,000	1,354,276
University of Pittsburgh-of the Commonwealth System of Higher Education, 5.00%, 02/15/2029	25,000	26,443
		16,237,597

Rhode Island - 0.4%
Rhode Island Health and Educational Building Corp.
5.00%, 09/01/2029	20,000	20,495
5.00%, 05/15/2031	750,000	807,177
5.00%, 05/15/2034	160,000	175,973
		1,003,645

South Carolina - 1.1%
County of Florence SC, 5.00%, 06/01/2028	20,000	20,889
Greenville County School District, 5.00%, 12/01/2027	15,000	15,509
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054 (a)	650,000	700,866
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2031	750,000	824,044
5.00%, 04/01/2034	30,000	33,652
South Carolina Public Service Authority, 5.00%, 12/01/2028	760,000	802,303
South Carolina Transportation Infrastructure Bank, 4.00%, 10/01/2033	40,000	41,731
		2,438,994

Tennessee - 1.1%
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2031	75,000	81,091
5.00%, 07/01/2033	130,000	143,147
5.00%, 07/01/2033	50,000	55,057
5.00%, 07/01/2034	70,000	76,612
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2028	25,000	26,023
5.00%, 07/01/2033	365,000	404,337
5.00%, 10/01/2034	85,000	97,608
Metropolitan Government of Nashville & Davidson County TN
5.00%, 01/01/2028	95,000	98,487
5.00%, 07/01/2029	25,000	26,175
5.00%, 07/01/2032	90,000	93,804
3.00%, 01/01/2034	40,000	39,088
3.00%, 01/01/2035	65,000	62,746
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, 5.00%, 05/15/2028	35,000	36,540
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2033	750,000	848,110
State of Tennessee
5.00%, 05/01/2028	70,000	73,068
5.00%, 05/01/2029	90,000	96,090
5.00%, 05/01/2030	20,000	21,786
5.00%, 05/01/2032	20,000	22,495
Tennessee Energy Acquisition Corp., 5.00%, 05/01/2052 (a)	180,000	190,509
		2,492,773

Texas - 10.7%
Board of Regents of the University of Texas System
5.00%, 08/15/2026	10,000	10,021
5.00%, 08/15/2027	50,000	51,294
5.00%, 08/15/2027	25,000	25,647
5.00%, 08/15/2028	1,110,000	1,167,060
5.00%, 08/15/2028	65,000	68,171
5.00%, 08/15/2030	25,000	27,250
5.00%, 08/15/2033	20,000	22,697
Central Texas Turnpike System

5.00%, 08/15/2033	1,935,000	2,159,928
5.00%, 08/15/2034	20,000	22,430
City of Austin TX, 5.00%, 09/01/2033	170,000	192,646
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2028	35,000	36,873
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2026	145,000	146,118
5.00%, 11/15/2026	15,000	15,113
5.00%, 11/15/2029	40,000	42,989
City of Dallas TX
5.00%, 02/15/2028	35,000	36,331
5.00%, 02/15/2032	10,000	11,098
City of Dallas TX Hotel Occupancy Tax Revenue, 5.00%, 08/15/2026	25,000	25,042
City of Houston TX, 5.00%, 03/01/2028	15,000	15,237
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	450,000	470,209
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	15,000	15,129
5.00%, 11/15/2027	20,000	20,671
0.00%, 12/01/2028 (c)	35,000	32,493
5.75%, 12/01/2032	215,000	249,782
5.00%, 11/15/2034	120,000	135,976
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2035	750,000	855,396
City of San Antonio TX, 5.00%, 08/01/2027	650,000	668,654
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2028	455,000	471,349
5.00%, 02/01/2029	30,000	30,035
3.00%, 02/01/2030	1,515,000	1,515,467
5.00%, 02/01/2030	10,000	10,772
5.00%, 02/01/2033	80,000	89,686
2.00%, 02/01/2049 (a)	20,000	19,566
3.65%, 02/01/2053 (a)	225,000	224,811
Clear Creek Independent School District, 5.00%, 02/15/2031	55,000	60,374
Clifton Higher Education Finance Corp., 5.00%, 02/15/2035	215,000	238,043
Comal Independent School District
5.00%, 02/15/2028	20,000	20,784
5.00%, 02/15/2034	70,000	79,362
Conroe Independent School District
5.00%, 02/15/2027	90,000	91,326
5.00%, 02/15/2029	50,000	53,063
County of Bexar TX, 5.00%, 06/15/2030	60,000	59,902
County of Harris TX
5.00%, 09/15/2026	35,000	35,160
5.00%, 10/01/2027	20,000	20,605
5.00%, 08/15/2030	415,000	415,495
5.00%, 09/15/2032	75,000	84,237
5.00%, 08/15/2033	20,000	20,015
County of Williamson TX, 5.00%, 02/15/2028	20,000	20,764
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	85,000	86,169
5.00%, 02/15/2028	20,000	20,743
Dallas Area Rapid Transit
5.00%, 12/01/2026	20,000	20,178
5.00%, 12/01/2027	110,000	113,516
5.00%, 12/01/2028	75,000	79,066
5.25%, 12/01/2030	30,000	33,104
Dallas College
5.00%, 02/15/2030	35,000	37,818
5.00%, 02/15/2031	265,000	291,171
Dallas Fort Worth International Airport
5.00%, 11/01/2028	30,000	31,581
5.00%, 11/01/2028	20,000	21,054

5.00%, 11/01/2031	130,000	143,433
4.00%, 11/01/2034	105,000	107,565
Dallas Independent School District
5.00%, 02/15/2027	90,000	91,275
5.00%, 02/15/2028	20,000	20,764
3.00%, 02/15/2035	445,000	428,413
Denton Independent School District, 5.00%, 08/15/2032	25,000	28,108
Fort Bend Independent School District, 0.72%, 08/01/2051 (a)	240,000	238,575
Garland Independent School District, 5.00%, 02/15/2034	110,000	123,096
Harris County Cultural Education Facilities Finance Corp.
5.00%, 05/15/2029	30,000	31,480
5.00%, 12/01/2031	1,200,000	1,322,366
5.00%, 07/01/2033	90,000	100,665
5.00%, 12/01/2033	180,000	202,174
5.00%, 10/01/2051 (a)	55,000	59,822
Harris County Industrial Development Corp., 4.05%, 11/01/2050 (a)	55,000	56,850
Harris County-Houston Sports Authority, 5.00%, 11/15/2027	1,125,000	1,160,586
Hurst-Euless-Bedford Independent School District, 5.00%, 08/15/2033	20,000	22,586
Irving Independent School District, 5.00%, 02/15/2033	40,000	44,764
Katy Independent School District, 5.00%, 02/15/2029	20,000	21,177
Leander Independent School District, 5.00%, 02/15/2028	50,000	51,884
Lewisville Independent School District
5.00%, 08/15/2028	20,000	20,984
5.00%, 08/15/2032	40,000	44,659
Lower Colorado River Authority
5.00%, 05/15/2027	70,000	71,446
5.00%, 05/15/2028	255,000	265,673
5.00%, 05/15/2029	225,000	239,145
5.00%, 05/15/2030	10,000	10,813
5.00%, 05/15/2031	1,000,000	1,097,118
5.00%, 05/15/2034	55,000	62,078
Matagorda County Navigation District No 1
2.60%, 11/01/2029	450,000	439,996
4.40%, 05/01/2030	140,000	145,446
Midland Independent School District
5.00%, 02/15/2027	25,000	25,367
5.00%, 02/15/2028	20,000	20,788
5.00%, 02/15/2030	50,000	54,021
5.00%, 02/15/2033	20,000	22,469
North East Independent School District, 3.75%, 08/01/2049 (a)	20,000	20,110
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/2028	20,000	21,015
North Texas Tollway Authority
0.00%, 01/01/2032 (c)	20,000	16,744
5.00%, 01/01/2033	170,000	171,593
0.00%, 01/01/2034 (c)	20,000	15,518
Northside Independent School District, 2.00%, 06/01/2052 (a)	30,000	29,522
Permanent University Fund - Texas A&M University System, 5.00%, 07/01/2033	25,000	28,285
Permanent University Fund - University of Texas System
5.00%, 07/01/2033	25,000	28,336
5.00%, 07/01/2034	15,000	16,640
Pflugerville Independent School District, 5.00%, 02/15/2033	170,000	187,860
Plano Independent School District
5.00%, 02/15/2027	55,000	55,768
5.00%, 02/15/2030	110,000	118,453
Round Rock Independent School District, 4.00%, 08/01/2032	80,000	82,366
San Antonio Water System
5.00%, 05/15/2027	55,000	56,152
5.00%, 05/15/2035	25,000	28,676
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 07/01/2032	365,000	395,232

5.00%, 07/01/2053 (a)	490,000	533,756
Tarrant Regional Water District Water Supply System Revenue, 5.00%, 03/01/2030	115,000	124,228
Texas A&M University
5.00%, 05/15/2027	70,000	71,466
5.00%, 05/15/2028	20,000	20,406
5.00%, 05/15/2032	535,000	599,517
5.00%, 05/15/2034	45,000	51,402
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (a)	245,000	267,783
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055 (a)	400,000	426,936
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 12/31/2032	50,000	52,709
Texas State University System
5.00%, 03/15/2029	80,000	81,211
5.00%, 03/15/2033	1,500,000	1,691,961
Texas Tech University System, 5.00%, 02/15/2033	20,000	22,508
Texas Transportation Commission, 5.00%, 04/01/2031	20,000	22,020
Texas Water Development Board
5.00%, 08/01/2026	30,000	30,043
5.00%, 10/15/2026	25,000	25,161
5.00%, 08/01/2027	10,000	10,262
5.00%, 08/01/2028	40,000	42,003
5.00%, 08/01/2029	125,000	133,952
5.00%, 10/15/2030	55,000	60,183
5.00%, 10/15/2031	40,000	44,380
4.00%, 10/15/2032	95,000	95,874
5.00%, 10/15/2032	10,000	11,242
3.00%, 10/15/2033	295,000	289,718
4.00%, 10/15/2033	165,000	166,284
3.00%, 10/15/2034	135,000	130,221
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2026	65,000	65,087
5.00%, 08/01/2029	325,000	346,949
3.00%, 08/01/2031	90,000	89,463
3.00%, 08/01/2032	80,000	79,128
University of North Texas System
5.00%, 04/15/2033	85,000	95,668
5.00%, 04/15/2034	240,000	272,670
		24,821,518

Utah - 1.4%
County of Utah UT, 5.00%, 05/15/2060 (a)	135,000	135,073
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2033	1,000,000	1,123,176
Intermountain Power Agency
5.00%, 07/01/2026	320,000	319,792
5.00%, 07/01/2027	35,000	35,801
5.00%, 07/01/2031	320,000	351,655
Nebo School District
5.00%, 07/01/2026	50,000	49,972
5.00%, 07/01/2027	15,000	15,360
5.00%, 07/01/2028	50,000	52,367
State of Utah, 5.00%, 07/01/2027	25,000	25,597
University of Utah
5.00%, 08/01/2027	20,000	20,522
5.00%, 08/01/2029	20,000	21,407
5.00%, 08/01/2030	40,000	43,605
Utah Municipal Power Agency, 5.00%, 07/01/2030	1,000,000	1,085,584
		3,279,911

Virginia - 1.0%
County of Fairfax VA

5.00%, 10/01/2026	100,000	100,545
5.00%, 10/01/2028	25,000	26,371
5.00%, 10/01/2032	20,000	22,439
Fairfax County Industrial Development Authority
5.00%, 05/15/2031	35,000	34,947
5.00%, 05/15/2032	70,000	77,880
Virginia College Building Authority
5.00%, 02/01/2027	70,000	70,954
5.00%, 02/01/2027	70,000	70,954
5.00%, 02/01/2027	20,000	20,273
5.00%, 02/01/2028	15,000	15,574
4.00%, 02/01/2029	315,000	317,007
5.00%, 02/01/2031	90,000	91,094
3.00%, 02/01/2032	225,000	221,915
3.00%, 02/01/2035	650,000	634,904
Virginia Commonwealth Transportation Board
5.00%, 09/15/2026	15,000	15,066
5.00%, 05/15/2027	125,000	127,629
5.00%, 05/15/2029	285,000	304,283
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	109,053
5.00%, 08/01/2031	35,000	38,772
5.00%, 08/01/2033	20,000	21,999
Virginia Public School Authority, 5.00%, 04/15/2027	55,000	56,069
		2,377,728

Washington - 3.1%
Benton County School District No 400 Richland, 5.00%, 12/01/2027	25,000	25,822
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2030	245,000	269,032
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	169,442
County of King WA, 5.00%, 07/01/2033	30,000	34,045
County of King WA Sewer Revenue
4.00%, 07/01/2030	310,000	309,717
5.00%, 01/01/2032	35,000	38,929
4.00%, 07/01/2032	20,000	19,982
Energy Northwest
5.00%, 07/01/2026	20,000	19,987
5.00%, 07/01/2027	50,000	51,124
5.00%, 07/01/2028	70,000	73,372
5.00%, 07/01/2030	95,000	103,496
5.00%, 07/01/2030	175,000	183,014
5.00%, 07/01/2031	55,000	60,824
5.00%, 07/01/2031	435,000	454,101
5.00%, 07/01/2032	85,000	88,574
5.00%, 07/01/2033	65,000	73,763
Franklin County School District No 1 Pasco, 4.00%, 12/01/2027	20,000	20,392
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	54,928
King County School District No 411 Issaquah
4.00%, 12/01/2028	35,000	36,086
3.00%, 12/01/2030	30,000	29,926
5.00%, 12/01/2032	130,000	134,185
King County School District No 414 Lake Washington, 5.00%, 12/01/2028	20,000	21,140
Port of Seattle WA, 5.00%, 03/01/2034	30,000	34,048
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,915,000	1,959,881
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2030	20,000	21,939
5.00%, 12/01/2031	20,000	22,263
5.00%, 12/01/2033	55,000	62,563
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	179,140

State of Washington
5.00%, 02/01/2027	60,000	60,806
5.00%, 02/01/2027	30,000	30,403
5.00%, 06/01/2027	25,000	25,542
5.00%, 08/01/2027	45,000	46,155
5.00%, 02/01/2028	25,000	25,944
5.00%, 07/01/2028	20,000	20,955
5.00%, 08/01/2028	265,000	278,157
5.00%, 08/01/2028	45,000	47,234
5.00%, 08/01/2028	40,000	41,986
5.00%, 02/01/2029	40,000	42,406
5.00%, 02/01/2029	15,000	15,902
5.00%, 02/01/2029	30,000	31,804
5.00%, 02/01/2029	20,000	21,203
5.00%, 06/01/2029	60,000	64,048
5.00%, 08/01/2029	25,000	26,775
5.00%, 08/01/2029	50,000	53,549
5.00%, 08/01/2029	30,000	32,130
5.00%, 02/01/2030	80,000	86,517
5.00%, 02/01/2030	80,000	86,517
4.00%, 07/01/2030	85,000	89,270
5.00%, 08/01/2030	55,000	60,025
5.00%, 08/01/2030	15,000	16,370
5.00%, 02/01/2031	25,000	27,496
5.00%, 02/01/2031	20,000	21,997
5.00%, 02/01/2031	60,000	65,990
5.00%, 02/01/2031	80,000	87,987
5.00%, 08/01/2031	20,000	22,165
5.00%, 08/01/2031	20,000	22,165
5.00%, 08/01/2033	70,000	79,506
5.00%, 08/01/2034	30,000	34,401
5.00%, 02/01/2035	35,000	37,364
5.00%, 02/01/2035	50,000	55,054
University of Washington, 5.00%, 04/01/2033	20,000	22,580
Washington Health Care Facilities Authority
4.00%, 10/01/2034	590,000	590,118
5.00%, 01/01/2047	120,000	121,152
5.00%, 08/01/2049 (a)	120,000	119,798
		7,063,186

West Virginia - 0.2%
West Virginia Economic Development Authority, 3.38%, 03/01/2040 (a)	545,000	548,704

Wisconsin - 1.2%
State of Wisconsin
5.00%, 11/01/2026	115,000	115,869
5.00%, 11/01/2026	105,000	105,793
5.00%, 05/01/2027	25,000	25,501
5.00%, 05/01/2028	85,000	88,806
5.00%, 05/01/2028	100,000	104,478
5.00%, 05/01/2028	70,000	73,135
5.00%, 05/01/2028	20,000	20,896
5.00%, 05/01/2029	30,000	31,986
5.00%, 05/01/2029	30,000	31,986
5.00%, 05/01/2029	35,000	35,651
5.00%, 05/01/2030	30,000	32,621
5.00%, 05/01/2030	150,000	163,107
5.00%, 05/01/2030	205,000	222,913
5.00%, 11/01/2030	185,000	188,438

5.00%, 05/01/2031	40,000		44,145
5.00%, 05/01/2031	20,000		22,073
5.00%, 05/01/2031	105,000		115,881
5.00%, 05/01/2032	100,000		112,069
5.00%, 05/01/2032	25,000		28,017
5.00%, 05/01/2033	80,000		90,781
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2033	155,000		175,154
Wisconsin Department of Transportation
5.00%, 07/01/2030	30,000		32,707
5.00%, 07/01/2031	50,000		55,370
5.00%, 07/01/2032	25,000		28,080
5.00%, 07/01/2033	115,000		130,741
Wisconsin Health & Educational Facilities Authority, 4.00%, 11/15/2035	595,000		596,025
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054 (a)	15,000		14,968
			2,687,191
TOTAL MUNICIPAL BONDS (Cost $219,603,187)			219,870,394

EXCHANGE TRADED FUNDS - 3.5%	Shares		Value
iShares National Muni Bond ETF (d)	76,378		8,185,430
TOTAL EXCHANGE TRADED FUNDS (Cost $7,962,010)			8,185,430

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (e)	7,840,763		7,840,763
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,840,763)			7,840,763

MONEY MARKET FUNDS - 2.8%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (e)	6,540,261		6,540,261
TOTAL MONEY MARKET FUNDS (Cost $6,540,261)			6,540,261

TOTAL INVESTMENTS - 104.7% (Cost $241,946,221)			242,436,848
Liabilities in Excess of Other Assets - (4.7)%		(0.04684)	(10,847,277)
TOTAL NET ASSETS - 100.0%			$ 231,589,571

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2026.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $7,691,484.
(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

ActivePassive Intermediate Municipal Bond ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ –	$ 219,870,394	$ –	$ 219,870,394
Exchange Traded Funds	8,185,430	–	–	8,185,430
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,840,763
Money Market Funds	6,540,261	–	–	6,540,261
Total Investments	$ 14,725,691	$ 219,870,394	$ –	$ 242,436,848

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.